SUBSEQUENT EVENTS (Details) € in Thousands, $ in Thousands	Jun. 01, 2020 USD ($)	Jun. 01, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)
Subsequent Event [Line Items]
Line of credit | $			$ 12,654		$ 13,453		$ 17,936
Euro Member Countries, Euro [Member]
Subsequent Event [Line Items]
Line of credit				€ 11,504		€ 12,000		€ 16,000
Subsequent Event [Member] | Commercial bank [Member]
Subsequent Event [Line Items]
Line of credit | $	$ 13,355
Interest rate	4.80%
line fee	0.75%
Line of credit not exceed	70.00%
Subsequent Event [Member] | Commercial bank [Member] | Bank Gurantee Facility Member [Member]
Subsequent Event [Line Items]
Interest rate	2.50%
line fee	0.75%
Subsequent Event [Member] | Commercial bank [Member] | Euro Member Countries, Euro [Member]
Subsequent Event [Line Items]
Line of credit		€ 12,000
Bank guarantee Amount		2,000
Subsequent Event [Member] | Commercial bank [Member] | Euro Member Countries, Euro [Member] | Bank Gurantee Facility Member [Member]
Subsequent Event [Line Items]
Bank guarantee renewed Amount		€ 2,500